UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael T. Pang

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-3257

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Item 1.	Schedule of Investments

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2009

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES — 81.4%
CAYMAN ISLANDS — 66.4%
Aberdeen Loan Funding, Ser 2008-1A, Cl B
2.133%, 11/01/18 (A)(B)(C)	$4,500,000	$2,655,000
ACAS CLO, Ser 2007-1A, Cl A1J
0.820%, 04/20/21 (A)(B)(C)	6,800,000	4,760,000
Apidos CDO, Ser 2005-2A, Cl B
1.304%, 12/21/18 (A)(B)(C)	2,000,000	1,200,000
Ares IX CLO, Ser 2007-11A, Cl SUB
20.930%, 04/20/17 (B)(C)	3,000,500	457,500
Babson CLO, Ser 2004-2A, Cl SUB
20.027%, 11/15/16 (B)(C)	1,000,000	160,000
Babson CLO, Ser 2006-2A, Cl INC
25.520%, 10/16/20 (B)(C)	1,000,000	150,000
Babson CLO, Ser 2007-1A, Cl INC
0.00%, 01/18/21 (B)(C)	5,000,000	750,000
Babson CLO, Ser 2007-2A, Cl D
1.988%, 04/15/21 (A)(B)(C)	912,773	365,110
Brentwood CLO, Ser 2006-1A, Cl B
1.303%, 02/01/22 (A)(B)(C)	2,524,280	631,070
Brentwood CLO, Ser 2006-1A, Cl C
2.083%, 02/01/22 (A)(B)(C)	912,310	109,477
Brentwood CLO, Ser 2006-1I, Cl D
4.233%, 02/01/22 (A)(B)	6,562,498	525,000
CIFC Funding, Ser 2006-1A, Cl A2L
0.910%, 10/20/20 (A)(B)(C)	8,000,000	5,040,000
CIFC Funding, Ser 2006-1A, Cl B1L
2.110%, 10/20/20 (A)(B)(C)	5,000,000	2,000,000
CIFC Funding, Ser 2006-1BA, Cl B2L
4.289%, 12/22/20 (A)(B)	6,000,000	1,960,200
CIFC Funding, Ser 2006-1BA, Cl A2L
0.709%, 12/22/20 (A)(B)(C)	5,000,000	2,890,000
CIFC Funding, Ser 2006-1BA, Cl A3L
1.119%, 12/22/20 (A)(B)(C)	2,500,000	1,112,500
CIFC Funding, Ser 2006-2A, Cl B1L
1.961%, 03/01/21 (A)(B)(C)	4,000,000	1,640,000
CIFC Funding, Ser 2006-2A, Cl B2L
4.361%, 03/01/21 (A)(B)(C)	1,637,050	468,196
CIFC Funding, Ser 2006-I, Cl I
0.000%, 10/20/20 (A)(B)(C)	2,000,000	120,000
CIFC Funding, Ser 2007-1A, Cl INC
23.380%, 05/10/21 (B)	1,000,000	180,000
CIFC Funding, Ser 2007-1A, Cl B1L
1.964%, 05/10/21 (A)(B)(C)	330,000	115,500
CIFC Funding, Ser 2007-1A, Cl A3L
1.214%, 05/10/21 (A)(B)(C)	2,800,000	1,456,000
CIFC Funding, Ser 2007-2A, Cl B
1.259%, 04/15/21 (A)(B)(C)	5,000,000	2,550,000
CIFC Funding, Ser 2007-3A, Cl B
1.754%, 07/26/21 (A)(B)(C)	12,000,000	5,803,200
CIFC Funding, Ser 2007-IV
18.570%, 09/20/19 (B)	2,000,000	440,000
Copper River CLO, Ser 2006-1A, Cl C
1.310%, 01/20/21 (A)(B)(C)	3,000,000	1,725,000
Duane Street CLO II, Ser 2006-2A, Cl SUB
0.000%, 08/20/18 (B)(C)	400,000	80,000
Duane Street CLO V, Ser 2007-5A, Cl SN
0.000%, 10/14/21 (B)(C)	2,500,000	175,000
Duane Street CLO, Ser 2005-1A, Cl SUB
12.510%, 11/08/17 (B)(C)	200,000	100,000
Duane Street CLO, Ser 2005-1X, Cl SUB
12.510%, 11/18/17 (B)	100,000	50,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2009

Description	Par Value	Fair Value
Emporia Preferred Funding, Ser 2007-3A, Cl D
2.003%, 04/23/21 (A)(B)(C)	$7,400,000	$3,025,860
Emporia Preferred Funding, Ser 2007-3A, Cl C
1.403%, 04/23/21 (A)(B)(C)	21,238,000	11,468,520
Flagship CLO V, Ser 2006-1A, Cl B
0.642%, 09/20/19 (A)(B)(C)	4,110,000	2,466,000
FM Leveraged Capital Fund, Ser 2006-2A, Cl D
2.040%, 11/15/20 (A)(B)(C)	7,605,000	2,851,875
Franklin CLO IV
5.200%, 09/20/15 (B)	200,000	160,000
Freidberg Milstein Preferred
0.000%, 01/15/19 (A)(B)	100,000	15,000
Gale Force CLO, Ser 2005-1A, Cl COM1
0.744%, 11/15/17 (B)(C)	5,950,480	2,380,192
Gale Force CLO, Ser 2007-3A, Cl E
4.010%, 04/19/21 (A)(B)(C)	1,000,000	270,000
Gale Force CLO, Ser 2007-3A, Cl C
1.210%, 04/19/21 (A)(B)(C)	5,000,000	2,500,000
Gale Force CLO, Ser 2007-3A, Cl D
1.910%, 04/19/21 (A)(B)(C)	5,500,000	2,310,000
Gale Force CLO, Ser 2007-4A, Cl E
6.825%, 08/20/21 (A)(B)	1,500,000	675,000
Gale Force CLO, Ser 2007-4A, Cl INC
0.425%, 08/20/21 (A)(B)	3,000,000	900,000
Golub Capital Management CLO, Ser 2007-1A, Cl D
2.888%, 07/31/21 (A)(B)(C)	4,000,000	1,600,000
Grayson CLO, Ser 2006-1A, Cl A2
0.893%, 11/01/21 (A)(B)(C)	10,000,000	3,500,000
Green Lane CLO, Ser 2004-1A, Cl B
1.641%, 01/30/17 (A)(B)(C)	10,000,000	5,600,000
Greenbriar CLO, Ser 2007-1A, Cl D
3.233%, 11/01/21 (A)(B)(C)	4,078,161	407,816
Hamlet, Ser 2006-2A, Cl A2B
0.791%, 05/11/21 (A)(B)(C)	1,125,000	877,500
Harch CLO, Ser 2005-2A, Cl D
2.455%, 10/22/17 (A)(B)(C)	9,802,000	4,661,831
Harch CLO, Ser 2007-1A, Cl C
1.246%, 04/17/20 (A)(B)(C)	3,333,000	1,833,150
Harch CLO, Ser 2007-1A, Cl D
2.246%, 04/17/20 (A)(B)(C)	4,000,000	1,880,000
Hudson Straits CLO, Ser 2004-1A, Cl B
1.259%, 10/15/16 (A)(B)(C)	6,200,000	4,433,000
ING Investment Management I CLO
14.520%, 12/01/17 (A)(B)(C)	1,500,00	45,000
Kennecott Funding, Ser 2005-1A, Cl C
1.310%, 01/13/18 (A)(B)(C)	6,000,000	3,420,000
Landmark CDO, Ser 2005-1A, Cl A2L
0.811%, 06/01/17 (A)(B)(C)	5,000,000	3,400,000
Lightpoint CLO, Ser 2006-4A, Cl C
2.309%, 04/15/18 (A)(B)(C)	6,750,000	2,700,000
Lightpoint CLO, Ser 2007-8A, Cl C
2.259%, 07/25/18 (A)(B)(C)	5,000,000	2,750,000
Marathon CLO, Ser 2005-2A, Cl B
1.092%, 12/20/19 (A)(B)(C)	2,000,000	1,080,000
Marlborough Street CLO, Ser 2007-1A, Cl A2B
0.860%, 04/18/19 (A)(B)(C)	2,250,000	1,642,500
MC Funding CLO, Ser 2006-1A, Cl C
1.242%, 12/20/20 (A)(B)(C)	23,000,000	12,420,000
Mountain Capital CLO, Ser 2007-6A, Cl B
0.854%, 04/25/19 (A)(B)(C)	2,000,000	1,340,000
Mountain Capital CLO, Ser 2007-6A, Cl C
1.154%, 04/25/19 (A)(B)(C)	5,000,000	2,900,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2009

Description	Par Value	Fair Value
Mountain View Funding CLO, Ser 2007-3A, Cl A2
0.853%, 04/16/21 (A)(B)(C)	$7,500,000	$5,850,000
NACM CLO, Ser 2006-1A, Cl B
1.255%, 06/20/19 (A)(B)(C)	2,500,000	1,375,000
NACM CLO, Ser 2006-1X, Cl D
4.555%, 06/20/19 (A)(B)	250,000	71,250
Ocean Trails CLO, Ser 2007-2A, Cl A2
0.870%, 06/27/22 (A)(B)(C)	6,500,000	4,225,000
Osprey CDO, Ser 2006-1A, Cl B1L
2.611%, 04/08/22 (A)(B)(C)	2,811,900	56,238
Osprey CDO, Ser 2006-1A, Cl B2L
4.711%, 04/08/22 (A)(B)	2,292,125	22,921
Rockwall CDO, Ser 2006-1A, Cl B1L
2.733%, 08/01/21 (A)(B)(C)	3,328,241	—
Sargas CLO, Ser 2006-1A, Cl B
0.910%, 10/20/18 (A)(B)(C)	1,885,626	1,319,938
Sargas CLO, Ser 2006-1A, Cl C
1.110%, 10/20/18 (A)(B)(C)	19,284,807	12,535,125
Sargas CLO, Ser 2006-1A, Cl INC
0.000%, 10/20/18 (B)(C)	1,062,901	398,588
Sargas CLO, Ser 2006-1A, Cl E
4.510%, 10/20/18 (A)(B)	1,482,787	593,115
Saturn CLO, Ser 2007-1A, Cl D
4.454%, 05/13/22 (A)(B)(C)	1,070,000	256,800
Stanfield Daytona CLO, Ser 2007-1A, Cl C1
0.000%, 04/27/21 (B)	5,000,000	950,000
Stanfield Veyron CLO, Ser 2006-1A, Cl D
2.109%, 07/15/18 (A)(B)(C)	100,000	29,000
Stone Tower CDO, Ser 2004-1A, Cl B1L
3.246%, 01/29/40 (A)(B)(C)	3,632,313	653,816
Symphony CLO, Ser 2007-5A, Cl B
3.109%, 01/15/24 (A)(B)(C)	3,000,000	1,500,000
Telos CLO, Ser 2006-1A, Cl D
2.210%, 10/11/21 (A)(B)(C)	8,000,000	2,800,000
Telos CLO, Ser 2006-1A, Cl C
1.360%, 10/11/21 (A)(B)(C)	7,000,000	3,080,000
Telos CLO, Ser 2006-1A, Cl A2
0.910%, 10/11/21 (A)(B)(C)	3,880,000	2,638,400
Telos CLO, Ser 2007-2A, Cl D
2.709%, 04/15/22 (A)(B)(C)	12,000,000	4,200,000
Tralee CDO, Ser 2007-1A, Cl C
2.013%, 04/16/22 (A)(B)(C)	6,000,000	1,920,000
Tralee CDO, Ser 2007-1X, Cl COM3
1.438%, 04/16/22 (B)	7,000,000	1,750,000
Venture CDO, Ser 2004-1A, Cl A2
1.040%, 08/15/16 (A)(B)(C)	4,115,000	2,757,050
Venture CDO, Ser 2006-7A, Cl A1B
0.840%, 01/20/22 (A)(B)(C)	3,690,000	2,767,500
Waterfront CLO, Ser 2007-1A, Cl A2
0.909%, 08/02/20 (A)(B)(C)	15,000,000	9,600,000
Waterfront CLO, Ser 2007-1A, Cl A3
1.059%, 08/02/20 (A)(B)(C)	9,500,000	5,700,000
Wind River CLO, Ser 2004-1A, Cl B1
1.392%, 12/19/16 (A)(B)(C)	3,245,000	1,784,750

		194,016,488

UNITED STATES — 15.0%
ACAS Business Loan Trust, Ser 2007-1A, Cl A
0.580%, 08/16/19 (A)(B)(C)	1,388,554	1,115,009
ACAS Business Loan Trust, Ser 2004-1A, Cl A
0.824%, 10/25/17 (A)(B)(C)	722,253	686,140
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.840%, 11/18/19 (A)(B)(C)	963,287	780,262

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2009

Description	Par Value/Shares	Fair Value
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl E
4.013%, 04/16/21 (A)(B)(C)	$5,000,000	$1,350,000
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl SUB
11.460%, 04/16/21 (B)(C)	2,000,000	240,000
Ares XI CLO, Ser 2007-11A
14.850%, 10/11/21 (B)(C)	5,000,000	750,000
Battalion CLO, Ser 2007-1A, Cl SUB
5.389%, 07/14/22 (B)(C)	4,200,000	630,000
Battalion CLO, Ser 2007-1A, Cl E
4.755%, 07/14/22 (A)(B)(C)	2,000,000	600,000
Capitalsource Advisors, Ser 2006-1A, Cl B
1.072%, 08/27/20 (A)(C)	5,000,000	2,700,000
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl A1B
0.576%, 09/20/22 (A)(B)(C)	2,684,000	2,013,000
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl A1A
0.455%, 09/20/22 (A)(B)(C)	1,144,684	1,056,543
CIT CLO, Ser 2007-1A, Cl E
5.606%, 06/20/21 (A)(B)	3,000,000	960,000
CIT CLO, Ser 2007-1A, Cl D
2.292%, 06/20/21 (A)(B)(C)	3,000,000	1,260,000
COLTS Trust, Ser 2007-1A, Cl C
1.092%, 03/20/21 (A)(B)(C)	17,000,000	8,840,000
Denali Capital CLO VI, Ser 2006-6A, Cl B2L
4.754%, 04/21/20 (A)(B)	1,000,000	249,600
Fraser Sullivan CLO, Ser 2006-2A, Cl D
1.792%, 12/20/20 (A)(B)(C)	5,000,000	2,350,000
Fraser Sullivan CLO, Ser 2006-2A, Cl B
0.692%, 12/20/20 (A)(B)(C)	3,000,000	2,079,600
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl B
1.110%, 12/20/18 (A)(B)(C)	500,000	310,000
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1B, Cl C
1.510%, 12/20/18 (A)(B)(C)	5,000,000	1,900,000
Nautique Funding CLO, Ser 2006-1A, Cl INC
22.460%, 04/15/20 (B)(C)	1,500,000	150,000
Sands Point Funding, Ser 2006-1A, Cl C
1.310%, 07/18/20 (A)(B)(C)	5,100,000	2,550,000
Stanfield Azure CLO
0.000%, 05/27/20 (B)	50,000	25,000
White Horse II
14.510%, 06/15/17 (A)(B)(C)	600,000	360,000
White Horse, Ser 2006-4A, Cl A2
0.930%, 01/17/20 (A)(B)(C)	11,772,000	7,063,200
White Horse, Ser 2006-4A, Cl B
1.260%, 01/17/20 (A)(B)(C)	7,550,000	3,775,000

		43,793,354

Total Asset-Backed Securities (Cost $189,745,739)		237,809,842

MONEY MARKET FUND — 8.1%
UNITED STATES — 8.1%
SEI Daily Income Trust Prime Obligation Fund, Cl A, 0.110% (E) (F)	23,593,242	23,593,242

Total Money Market Fund (Cost $23,593,242)		23,593,242

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2009

Description	Shares	Fair Value
HEDGE FUNDS — 7.5%
UNITED STATES — 7.5%
Ares Enhanced Credit Opportunities, L.P. (B) (D)	9,000,000	$7,647,750
Goldentree Credit Opportunities, L.P. (B) (D)	7,500,000	5,802,908
Highland Financial Partners, L.P. (B) (D)	1,500,000	—
Stone Tower Credit, L.P. (B) (D)	10,000,000	8,294,440

Total Hedge Funds (Cost $34,000,000)		21,745,098

Total Investments — 97.0% (Cost $247,338,981) (G)		$283,148,182

The following restricted securities were held by the Fund as of September 30, 2009:

	Shares	Acquisition Date	Right to Acquire Date	Cost	Fair Value	% of Partners’ Capital
Ares Enhanced Credit Opportunities, L.P.	9,000,000	5/1/2008	5/1/2008	$9,000,000	$7,647,750	2.6%
Goldentree Credit Opportunities, L.P.	7,500,000	12/4/2007	12/4/2007	7,500,000	5,802,908	2.0%
Highland Financial Partners, L.P.	1,500,000	6/11/2008	6/11/2008	7,500,000	—	0.0%
Stone Tower Credit, L.P.	10,000,000	8/1/2008	8/1/2008	10,000,000	8,294,440	2.9%

Percentages based on Partners’ Capital of $292,028,369.

CDO — Collateralized Debt Obligation

CIFC — Commercial Industrial Finance Corporation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Variable rate security. The rate reported is the rate in effect as of September 30, 2009.
(B)	Securities considered illiquid. The total value of such securities as of September 30, 2009 was $259,554,940 and represented 88.88% of Partners’ Capital.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(D)	Security considered restricted.
(E)	Rate shown is the 7-day effective yield as of September 30, 2009.
(F)	Investment in affiliated security.
(G)	For the aggregate cost of investments for tax purposes was $247,338,981. Net unrealized appreciation on investments was $35,809,201 consisting of $82,633,312 of gross unrealized appreciation and $(46,824,111) of gross unrealized depreciation.

Amounts designated as “—” are $0 or have been rounded to $0

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2009

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,057	$236,753	$237,810
Hedge Funds	—	—	21,745	21,745
Money Market Fund	23,593	—	—	23,593

Total Investments in Securities	$23,593	$1,057	$258,498	$283,148

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Asset-Backed Securities	Hedge Funds
Beginning balance as of December 31, 2008	$39,271	$10,044
Accrued discounts/premiums	2,734	—
Realized gain/(loss)	11,176	—
Change in unrealized appreciation/(depreciation)	115,818	8,701
Net purchases/sales	58,862	3,000
Net transfer in and/or out of Level 3	8,892	—

Ending balance as of September 30, 2009	$236,753	$21,745

Changes in unrealized gains/(losses) included in earnings

related to securities still held at reporting date	$32,637	$8,701

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Structured Credit Fund, LP

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: November 25, 2009

By (Signature and Title)	/S/ STEPHEN F. PANNER
Stephen F. Panner, Treasurer

Date: November 25, 2009